Revenues (Details 2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Total revenues	$ 990	$ 2,850
USA [Member]
Statement Line Items [Line Items]
Total revenues	582	1,040
Asia Pacific [Member]
Statement Line Items [Line Items]
Total revenues	117	639
Europe and Israel [Member]
Statement Line Items [Line Items]
Total revenues	$ 291	$ 1,171